Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	PFS FUNDS
Entity Central Index Key	0001103243
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Potomac Defensive Bull Fund
Shareholder Report [Line Items]
Fund Name	Potomac Defensive Bull Fund
Class Name	Potomac Defensive Bull Fund
Trading Symbol	CRDBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Potomac Defensive Bull Fund ("Fund") for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://potomacfunds.com/crdbx/. You can also request this information by contacting us at 1-888-774-6679.
Additional Information Phone Number	1-888-774-6679
Additional Information Website	https://potomacfunds.com/crdbx/
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment+
Potomac Defensive Bull Fund	$61	1.12%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.12%
Net Assets	$ 2,476,160,195
Holdings Count | shares	4
Investment Company, Portfolio Turnover	573.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$2,476,160,195
Number of Portfolio Holdings	4
Portfolio Turnover Rate (%)	573%

Holdings [Text Block]	What did the Fund invest in? Sectors (% of net assets)

*	Net Cash represents cash equivalents and other assets, including futures contracts, in excess of liabilities.

Potomac Managed Volatility Fund
Shareholder Report [Line Items]
Fund Name	Potomac Managed Volatility Fund
Class Name	Potomac Managed Volatility Fund
Trading Symbol	CRMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Potomac Managed Volatility Fund ("Fund") for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://potomacfunds.com/crmvx/. You can also request this information by contacting us at 1-888-774-6679.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-774-6679
Additional Information Website	https://potomacfunds.com/crmvx/
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment+
Potomac Managed Volatility Fund	$71	1.38%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.38%
Material Change Date	Nov. 01, 2025
Net Assets	$ 203,527,050
Holdings Count | shares	7
Investment Company, Portfolio Turnover	485.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$203,527,050
Number of Portfolio Holdings	7
Portfolio Turnover Rate (%)	485%

Holdings [Text Block]	What did the Fund invest in? Sectors (% of net assets)

*	Net Cash represents cash equivalents and other assets in excess of liabilities.

Material Fund Change [Text Block]
Material Fund Changes

Effective November 1, 2025, the Fund may invest up to 15% of its assets in underlying funds that hold or have exposure to cryptocurrencies such as Bitcoin, including ETFs (exchange traded funds) and ETPs (exchange traded products) that invest directly in Bitcoin and Bitcoin futures.

Material Fund Change Strategies [Text Block]	Effective November 1, 2025, the Fund may invest up to 15% of its assets in underlying funds that hold or have exposure to cryptocurrencies such as Bitcoin, including ETFs (exchange traded funds) and ETPs (exchange traded products) that invest directly in Bitcoin and Bitcoin futures.
Potomac Tactical Opportunities Fund
Shareholder Report [Line Items]
Fund Name	Potomac Tactical Opportunities Fund
Class Name	Potomac Tactical Opportunities Fund
Trading Symbol	CRTOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Potomac Tactical Opportunities Fund ("Fund") for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://potomacfunds.com/crtox/. You can also request this information by contacting us at 1-888-774-6679.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-774-6679
Additional Information Website	https://potomacfunds.com/crtox/
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment+
Potomac Tactical Opportunities Fund	$75	1.39%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.39%
Material Change Date	Nov. 01, 2025
Net Assets	$ 199,576,924
Holdings Count | shares	11
Investment Company, Portfolio Turnover	550.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$199,576,924
Number of Portfolio Holdings	11
Portfolio Turnover Rate (%)	550%

Holdings [Text Block]	What did the Fund invest in? Sectors (% of net assets)

*	Net Assets represents cash equivalents and other assets in excess of liabilities, including futures contracts.

Material Fund Change [Text Block]
Material Fund Changes

Effective November 1, 2025, the Fund may invest up to 15% of its assets in underlying funds that hold or have exposure to cryptocurrencies such as Bitcoin, including ETFs (exchange traded funds) and ETPs (exchange traded products) that invest directly in Bitcoin and Bitcoin futures.

Material Fund Change Strategies [Text Block]	Effective November 1, 2025, the Fund may invest up to 15% of its assets in underlying funds that hold or have exposure to cryptocurrencies such as Bitcoin, including ETFs (exchange traded funds) and ETPs (exchange traded products) that invest directly in Bitcoin and Bitcoin futures.
Potomac Tactical Rotation Fund
Shareholder Report [Line Items]
Fund Name	Potomac Tactical Rotation Fund
Class Name	Potomac Tactical Rotation Fund
Trading Symbol	CRTBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Potomac Tactical Rotation Fund ("Fund") for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://potomacfunds.com/crtbx/. You can also request this information by contacting us at 1-888-774-6679.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-774-6679
Additional Information Website	https://potomacfunds.com/crtbx/
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment+
Potomac Tactical Rotation Fund	$72	1.36%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.36%
Material Change Date	Nov. 01, 2025
Net Assets	$ 229,338,373
Holdings Count | shares	9
Investment Company, Portfolio Turnover	517.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$229,338,373
Number of Portfolio Holdings	9
Portfolio Turnover Rate (%)	517%

Holdings [Text Block]	What did the Fund invest in? Sectors (% of net assets)

*	Net Cash represents cash equivalents and other assets in excess of liabilities, including futures contracts.

Material Fund Change [Text Block]
Material Fund Changes

Effective November 1, 2025, the Fund may invest up to 15% of its assets in underlying funds that hold or have exposure to cryptocurrencies such as Bitcoin, including ETFs (exchange traded funds) and ETPs (exchange traded products) that invest directly in Bitcoin and Bitcoin futures.

Material Fund Change Strategies [Text Block]	Effective November 1, 2025, the Fund may invest up to 15% of its assets in underlying funds that hold or have exposure to cryptocurrencies such as Bitcoin, including ETFs (exchange traded funds) and ETPs (exchange traded products) that invest directly in Bitcoin and Bitcoin futures.